SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Accounting Policies [Abstract]
Current Fiscal Year End	--01-31	--01-31
Cash and cash equivalents	$ 117,787	$ 2,726	$ 5,976